Fair value measurements - Schedule of Quantitative Information Regarding Significant Unobservable Inputs and Assumptions for Certain Level 3 Financial Instruments (Detail) (JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	¥ 519		¥ 640		¥ 707
Liabilities measured at fair value	227		(12)		146
Long-term borrowings [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Liabilities measured at fair value	222		(13)		144
Long-term borrowings [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Prepayment rates			15.00%	[1]
Long-term borrowings [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields			22.00%	[1]
Default probabilities			2.00%	[1]
Loss severities			30.00%	[1]
Volatilities	13.50%	[1]	5.50%	[1]
Correlations	(0.77)	[1]	(0.76)	[1]
Long-term borrowings [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields			67.00%	[1]
Default probabilities			6.00%	[1]
Loss severities			60.00%	[1]
Volatilities	118.10%	[1]	118.50%	[1]
Correlations	0.99	[1]	1.00	[1]
Trading assets and private equity investments [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value					671
Equities [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	129		125		121
Equities [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	7.60%	[1]
Equities [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads			6.50%	[1]
Liquidity discounts	25.00%	[1]	20.00%	[1]
Equities [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads			7.50%	[1]
Liquidity discounts	38.00%	[1]	30.00%	[1]
Equities [Member] | DCF [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	7.60%	[2]
Liquidity discounts	35.40%	[2]
Equities [Member] | Market multiples [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
PE ratios			12.2	[1]
Price/Book ratios			1.7	[1]
Liquidity discounts			20.00%	[1]
Equities [Member] | DCM [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Capitalization rates	5.20%	[1]	5.20%	[1]
Equities [Member] | DCM [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Capitalization rates	6.70%	[1]	6.50%	[1]
Equities [Member] | DCM [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Capitalization rates	6.30%	[2]
Private equity investments [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	87		202		289
Private equity investments [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
WACC	6.80%	[1]
Growth rates	0.00%	[1]
Liquidity discounts	25.00%	[1]
Operating margins			23.00%	[1]
Private equity investments [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
WACC			6.80%	[1]
Growth rates			0.00%	[1]
Liquidity discounts			0.00%	[1]
Private equity investments [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
WACC			12.00%	[1]
Growth rates			2.00%	[1]
Liquidity discounts			30.00%	[1]
Private equity investments [Member] | DCF [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
WACC	6.80%	[2]
Growth rates	0.00%	[2]
Liquidity discounts	25.00%	[2]
Private equity investments [Member] | Market multiples [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
PE ratios	7.7	[1]	12.9	[1]
Price/Embedded values	0.4	[1]	0.5	[1]
Price/Book ratios	0.4	[1]
Private equity investments [Member] | Market multiples [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
EV/EBITDA ratios	3.7	[1]	4.3	[1]
Price/Book ratios			0.5	[1]
Liquidity discounts	0.00%	[1]	0.00%	[1]
Private equity investments [Member] | Market multiples [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
EV/EBITDA ratios	11.3	[1]	12.6	[1]
Price/Book ratios			0.7	[1]
Liquidity discounts	33.00%	[1]	50.00%	[1]
Private equity investments [Member] | Market multiples [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
EV/EBITDA ratios	11.0	[2]
PE ratios	7.7	[2]
Price/Embedded values	0.4	[2]
Price/Book ratios	0.4	[2]
Liquidity discounts	25.80%	[2]
Japanese agency and municipal securities [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value			10
Japanese agency and municipal securities [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads			0.10%	[1]
Foreign government, agency and municipal securities [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	91		37		23
Foreign government, agency and municipal securities [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.00%	[1]	0.60%	[1]
Foreign government, agency and municipal securities [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	6.50%	[1]	17.00%	[1]
Foreign government, agency and municipal securities [Member] | DCF [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.70%	[2]
Bank and corporate debt securities and loans for trading purposes [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	69		62		51
Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.00%	[1]	0.40%	[1]
Recovery rates	0.10%	[1]
Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	24.20%	[1]	25.60%	[1]
Recovery rates	36.40%	[1]
Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	2.60%	[2]
Recovery rates	28.10%	[2]
Commercial mortgage-backed securities ("CMBS") [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	6		8		28
Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Default probabilities	100.00%	[1]
Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	0.00%	[1]	3.00%	[1]
Prepayment rates			0.00%	[1]
Default probabilities			0.00%	[1]
Loss severities	0.00%	[1]	0.00%	[1]
Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	25.00%	[1]	24.50%	[1]
Prepayment rates			25.00%	[1]
Default probabilities			60.00%	[1]
Loss severities	80.00%	[1]	50.00%	[1]
Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	8.00%	[2]
Default probabilities	100.00%	[2]
Loss severities	0.30%	[2]
Residential mortgage-backed securities ("RMBS") [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	4		5		3
Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	0.00%	[1]	1.60%	[1]
Prepayment rates	0.00%	[1]	1.00%	[1]
Default probabilities	0.30%	[1]	2.00%	[1]
Loss severities	22.00%	[1]	20.00%	[1]
Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	40.00%	[1]	30.00%	[1]
Prepayment rates	8.20%	[1]	5.00%	[1]
Default probabilities	17.00%	[1]	4.00%	[1]
Loss severities	90.00%	[1]	40.00%	[1]
Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	3.30%	[2]
Prepayment rates	4.50%	[2]
Default probabilities	14.70%	[2]
Loss severities	64.20%	[2]
Real estate-backed securities [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	68		91
Real estate-backed securities [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	1.80%	[1]	4.00%	[1]
Default probabilities	24.00%	[1]	24.00%	[1]
Loss severities	80.00%	[1]	80.00%	[1]
Real estate-backed securities [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	15.00%	[1]	15.00%	[1]
Default probabilities	65.00%	[1]	65.00%	[1]
Loss severities	100.00%	[1]	100.00%	[1]
Real estate-backed securities [Member] | DCF [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	1.90%	[2]
Default probabilities	42.60%	[2]
Loss severities	88.00%	[2]
Real estate-backed securities [Member] | DCM [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Capitalization rates	6.80%	[1]
Real estate-backed securities [Member] | DCM [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Capitalization rates			6.70%	[1]
Real estate-backed securities [Member] | DCM [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Capitalization rates			11.40%	[1]
Real estate-backed securities [Member] | DCM [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Capitalization rates	6.80%	[2]
Collateralized debt obligations ("CDO") and other [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	12		20		34
Collateralized debt obligations ("CDO") and other [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	0.00%	[1]	12.00%	[1]
Prepayment rates	0.00%	[1]	0.00%	[1]
Default probabilities	2.00%	[1]	1.50%	[1]
Loss severities	30.00%	[1]	30.00%	[1]
Collateralized debt obligations ("CDO") and other [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	58.60%	[1]	30.00%	[1]
Prepayment rates	15.00%	[1]	15.00%	[1]
Default probabilities	5.00%	[1]	3.00%	[1]
Loss severities	75.00%	[1]	60.00%	[1]
Collateralized debt obligations ("CDO") and other [Member] | DCF [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	17.10%	[2]
Prepayment rates	13.80%	[2]
Default probabilities	2.10%	[2]
Loss severities	45.60%	[2]
Investment trust funds and other [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	13		9		10
Investment trust funds and other [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.00%	[1]	0.00%	[1]
Correlations	0.50	[1]	0.50	[1]
Investment trust funds and other [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	6.50%	[1]	13.60%	[1]
Correlations	0.70	[1]	0.70	[1]
Investment trust funds and other [Member] | DCF [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.60%	[2]
Correlations	0.60	[2]
Derivatives, net [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	(27)	[3]	(18)	[3]	(16)	[3]
Equity contracts [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	5	[3]	14	[3]	28	[3]
Equity contracts [Member] | Option models [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Dividend yield	0.00%	[1]	0.10%	[1]
Volatilities	5.70%	[1]	12.10%	[1]
Correlations	(0.77)	[1]	(0.95)	[1]
Equity contracts [Member] | Option models [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Dividend yield	11.00%	[1]	13.50%	[1]
Volatilities	92.40%	[1]	65.10%	[1]
Correlations	0.99	[1]	0.94	[1]
Interest rate contracts [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	(54)	[3]	(39)	[3]	11	[3]
Interest rate contracts [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Forward FX rates			53.2	[1]
Interest rates			0.80%	[1]
Volatilities			5.50%	[1]
Correlations			(0.55)	[1]
Interest rate contracts [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Forward FX rates			105.4	[1]
Interest rates			4.70%	[1]
Volatilities			121.00%	[1]
Correlations			1.00	[1]
Interest rate contracts [Member] | Option models [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities	13.50%	[1]
Correlations	(0.70)	[1]
Interest rate contracts [Member] | Option models [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities	118.10%	[1]
Correlations	0.99	[1]
Interest rate contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Forward FX rates	62.9	[1]
Interest rates	0.60%	[1]
Interest rate contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Forward FX rates	121.7	[1]
Interest rates	4.20%	[1]
Credit contracts [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	25	[3]	(11)	[3]	(55)	[3]
Credit contracts [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads			0.013%	[1]
Recovery rates			5.00%	[1]
Volatilities			10.00%	[1]
Correlations			0.11	[1]
Credit contracts [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads			19.124%	[1]
Recovery rates			52.00%	[1]
Volatilities			75.00%	[1]
Correlations			1.00	[1]
Credit contracts [Member] | Option models [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities	10.00%	[1]
Correlations	0.33	[1]
Credit contracts [Member] | Option models [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities	70.00%	[1]
Correlations	0.90	[1]
Credit contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.00%	[1]
Recovery rates	15.00%	[1]
Credit contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	7.50%	[1]
Recovery rates	40.00%	[1]
Foreign exchange contracts [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	(3)	[3]	18	[3]	2	[3]
Foreign exchange contracts [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Forward FX rates	2.7	[1]	2.5	[1]
Foreign exchange contracts [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Forward FX rates	12,484.0	[1]	11,052.0	[1]
Foreign exchange contracts [Member] | Option models [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities	1.40%	[1]	10.00%	[1]
Foreign exchange contracts [Member] | Option models [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities	20.70%	[1]	18.50%	[1]
Loans and receivables [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	3		11		11
Loans and receivables [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	3.00%	[1]
Loans and receivables [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads			3.00%	[1]
Loans and receivables [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads			15.00%	[1]
Loans and receivables [Member] | DCF [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	3.00%	[2]
Non-trading debt securities [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	4		6		0
Non-trading debt securities [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.20%	[1]	0.60%	[1]
Non-trading debt securities [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	2.50%	[1]	2.00%	[1]
Non-trading debt securities [Member] | DCF [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	1.70%	[2]
Other [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	¥ 60	[4],[5]	¥ 72	[4]	¥ 25
Other [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	7.60%	[1],[4]
Growth rates			0.00%	[1],[4]
Other [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
WACC	6.80%	[1],[4]	6.80%	[1],[4]
Growth rates	0.00%	[1],[4]
Liquidity discounts	0.00%	[1],[4]
Other [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
WACC	6.80%	[1],[4]	9.30%	[1],[4]
Growth rates	1.00%	[1],[4]
Liquidity discounts	30.00%	[1],[4]
Other [Member] | DCF [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	7.60%	[2],[4]
WACC	6.80%	[2],[4]
Growth rates	0.90%	[2],[4]
Liquidity discounts	8.00%	[2],[4]
Other [Member] | Market multiples [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
PE ratios			12.9	[1],[4]
Price/Book ratios			0.5	[1],[4]
Liquidity discounts			25.00%	[1],[4]
Other [Member] | Market multiples [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
EV/EBITDA ratios	6.9	[1],[4]
PE ratios	7.7	[1],[4]
Price/Book ratios	0.0	[1],[4]
Liquidity discounts	25.00%	[1],[4]
Other [Member] | Market multiples [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
EV/EBITDA ratios	12.5	[1],[4]
PE ratios	44.4	[1],[4]
Price/Book ratios	5.6	[1],[4]
Liquidity discounts	30.00%	[1],[4]
Other [Member] | Market multiples [Member] | Weighted average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
EV/EBITDA ratios	9.9	[2],[4]
PE ratios	25.8	[2],[4]
Price/Book ratios	1.7	[2],[4]
Liquidity discounts	29.80%	[2],[4]

[1]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[2]	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[4]	Valuation technique(s) and unobservable inputs represent those equity securities reported within Other assets.
[5]	Includes the impact of the refined fair value measurement of certain investments in unlisted equity securities.